Schedule of Related Party Transactions (Details) - Related Party [Member] - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amount due from related parties	[1]		$ 24,880
Provision of expected credit loss	[1]		(24,880)
Amount due to related party	[2]	(403,500)	(403,500)
Total amount due to related parties		$ (403,500)	$ (403,500)

[1]	As of December 31, 2024, the Company had a total amount due from related parties of $24,880, which represents non-trade receivables from the following entities: See Unicorn Ventures Limited ($12,750), Angkasa-X (L) Foundation ($8,450), Angkasa-X Holdings Limited (Hong Kong) ($1,480), and Angkasa-X Holdings Corp. (United States) ($2,200). These entities are considered related parties due to the presence of a common director, Dato’ Dr. Kok Wah Seah. The outstanding balances relate to secretarial expenses paid by the Company on behalf of these entities. The total outstanding balance has been fully impaired as of December 31, 2024, in view of the uncertainty surrounding the recoverability of these amounts.
[2]	As of June 30, 2025, the amount due to related party of $403,500 being loan from the Company’s shareholder, See Unicorn Ventures Limited. See Unicorn Ventures Limited has undertaken that any withdrawal or recall of the amount extended to the Company, if any, will not be made to the extent that such action would affect the Company’s ability to continue as a going concern.